Core Plus Bond ETF Investment Objectives and Goals - Core Plus Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JCPB
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.